(Loss) / Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2014
(Loss)/Earnings per Share
Schedule of computation of basic and diluted earnings/(losses) per share

        The following table sets forth the computation of basic and diluted earnings/(losses) per share for the years ended December 31 (in thousands):

	2014	2013	2012
Numerator:
Net (loss) / income	$(3,920)	$37,523	$(105,204)
Denominator (number of shares):
Basic and diluted weighted average ordinary shares outstanding	109,676.1	109,654.2	109,612.7